Commitments And Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments And Contingencies [Line Items]
Income (Loss) from Equity Method Investments	$ (2,961,000)	$ (6,763,000)	$ (5,732,000)
Liabilities recognized for estimated environmental costs	48,263,000	49,635,000
Estimated environmental liabilities, years	10 years
Environmental expenses	12,000,000	23,100,000	11,800,000
Receivables from insurance carriers related to environmental matters	7,900,000	7,700,000
Revenues received from insurance carriers related to environmental matters	1,200,000	500,000	2,800,000
Texas Commission On Environmental Quality Fees [Member]
Commitments And Contingencies [Line Items]
Loss Contingency, Range of Possible Loss, Minimum	0
Loss Contingency, Range of Possible Loss, Maximum	14,300,000
Loss Contingency, Estimate of Possible Loss	10,900,000
Osage Complaint [Member]
Commitments And Contingencies [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
MF Global Holdings Ltd. Bankruptcy [Member]
Commitments And Contingencies [Line Items]
Amount Owed On Transfer Of Existing Trading Positions	29,400,000
Amount Received From Existing Trading Positions	23,600,000
Remaining amount owed	5,800,000
Loss Contingency, Related Receivable Carrying Value, Settlement Amount	5,400,000
Loss Contingency, Related Receivable Carrying Value, Loss Amount	400,000
Long Term Receivables [Member]
Commitments And Contingencies [Line Items]
Receivables from insurance carriers related to environmental matters	5,100,000	2,500,000
Other Receivables [Member]
Commitments And Contingencies [Line Items]
Receivables from insurance carriers related to environmental matters	$ 2,800,000	$ 5,200,000